Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Income Tax Expense
	For the years ended December 31,
	2021	2020	2019
		(Adjusted – Note 2)	(Adjusted – Note 2)
Net loss before income taxes	$(3,123,799)	$(6,028,228)	$3,794,709
Canadian statutory income tax rate	23.0%	24.0%	26.5%
Income tax (recovery) at statutory income tax rate	(718,474)	(1,446,775)	1,005,598
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	67,948	44,225	11,609
Change in statutory tax rates	(92,850)	(131,242)	918,821
Foreign exchange adjustments	662	29,910	82,433
Other (Expired losses)	1,206,056	258,091	43,592
Change in valuation allowance	463,342	(1,245,791)	2,062,053
Income tax expense (recovery)	(463,342)	1,245,791	(2,062,053)

Valuation Allowance
	For the years ended December 31,
	2021	2020	2019
Net operating losses carried forward:
Canada (expiration dates 2027 to 2040)	$8,051,504	$7,809,363	$6,840,817
USA (expiration dates 2022 to 2026)	248,289	1,223,212	1,494,711
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and financing costs	1,674,085	1,945,086	1,805,012
SRED Expenditures	575,747	369,522	348,341
Foreign Tax Credit	285,772	285,772	285,772
	10,835,397	11,632,955	10,774,653
Intellectual property	(3,411,411)	(3,745,627)	(4,133,115)
Less valuation allowance	7,423,986	7,887,328	6,641,538
	(7,423,986)	(7,887,328)	(6,641,538)